Note 9 - Segment Information - Reconciliation of Operating Profit (Loss) From Segments to Consolidated (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Segment operating loss	€ (848)	€ 388
Interest income, net	1,408	2,891
Foreign Currency exchange (losses) gains, net	(450)	671
Other income, net
Income tax (expense) credit net	(175)	(91)
Consolidated net loss net	€ (65)	€ 3,859